Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Equity

Note 11 — Equity

Ordinary Shares

On February 10, 2025, the Company held an extraordinary general meeting. At the meeting, the Company’s shareholders approved the following among other items: (a) a share consolidation of every six (6) issued and unissued Class A ordinary shares with par value of $8 each in the Company’s issued and unissued share capital be consolidated into one (1) share with par value of $48; (b) the authorized share capital of the Company be increased from $40,000,000,000 divided into 833,333,333 shares of par value of $48 each, consisting of 830,000,000 Class A ordinary shares of a par value of $48 each and 3,333,333 Class B ordinary shares of a par value of $48 each, to $240,000,000,000 divided into 5,000,000,000 shares of par value of $48 each, consisting of 4,996,666,667 Class A ordinary shares of a par value of $48 each and 3,333,333 Class B ordinary shares of a par value of $48 each, by creation of an additional 4,166,666,667 Class A ordinary shares of a nominal or par value of $48 each; (c) 16,666,667 Class A ordinary shares of the additional 4,166,666,667 authorized Class A ordinary shares be re-designated as Class B ordinary shares, such that the authorized share capital of the Company shall be changed to $240,000,000,000 divided into (i) 4,980,000,000 Class A ordinary shares of a par value of US$48 each; and (ii) 20,000,000 Class B ordinary shares of a par value of $48 each; (d) the par value of each of the issued and unissued ordinary shares be reduced from $48.00 to $0.00003 per share by cancelling the paid-up share capital to the extent of $47.99997 per share by way of a reduction of capital, so as to form new ordinary shares with par value of $0.00003 each, such that the authorized share capital of the Company shall be changed to $150,000 divided into (i) 4,980,000,000 Class A ordinary shares of a par value of $0.00003 each; and (ii) 20,000,000 Class B ordinary shares of a par value of $0.00003 each.

All historical share and per share amounts in these condensed financial statements have been retroactively adjusted to reflect the share consolidation.

The Company had 36,046,664 (post-reverse stock split adjusted 6,007,767) and 13,755,975 (post-reverse stock split adjusted 2,292,652) Class A ordinary shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively. The Company had 1,212,195 (post-reverse stock split adjusted 202,032) and 12,195 (post-reverse stock split adjusted to 2,032) Class B ordinary shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively.

Shares issued for consulting services

On November 29, 2023, the Company signed a consulting agreement with an advisory firm with term of six months. The Company agreed to pay $1,000,000 worth restricted shares as compensation to the advisory firm for the related investor relations advisory service. On December 18, 2023, the Company issued 4,202 (post-reverse stock split adjusted to 700) restricted Class A ordinary shares to the advisory firm based on the fair market value.

On December 8, 2023, the Company signed a consulting agreement with an advisory firm with term of six months. The Company agreed to pay $1,500,000 worth restricted shares as compensation to the advisory firm for the related investor relations advisory service. On December 18, 2023, the Company issued 63,025 (post-reverse stock split adjusted to 10,504) restricted Class A ordinary shares to the advisory firm based on the fair market value.

On June 18, 2025, the Company issued 650,000 (post-reverse stock split adjusted to 108,334) and 550,000 (post-reverse stock split adjusted to 91,666) Class B restricted ordinary shares to Mr. Stewart Lor and Ms. Yuxia Xu, respectively, as stock bonuses.

For the six months ended June 30, 2025 and 2024, the Group recorded a consulting fee expense of $1,860,000, and $1,474,999 included in the share-based compensation expense. As of June 30, 2025 and December 31, 2024, there were no unrecognized share-based compensation expense related to the shares issued for consulting services.

Restricted share units (“RSUs”) issued for consulting services

On June 16, 2022, the board of directors proposed to modify the Company’s Amended 2018 Stock Option Plan), by supplementing various clauses in relation to the grant of Restricted Shares and Restricted Share Units to the employees, Directors and consultants of the Company.

On July 15, 2022, the Company signed six consulting agreements with six third-party consultants with term of three years. Pursuant to the agreements, the Company agreed to pay total of 2,500 (post-reverse stock split adjusted to 416) RSUs (representing 1 ordinary share of the Company) as compensation for the services after signing of the agreements. The Company issued 2,500 (post-reverse stock split adjusted to 416) RSUs on July 22, 2022. The fair value of those shares was assessed at $13,080,000 based on the stock price of contract date.

For the six months ended June 30, 2025 and 2024, the Company recorded a consulting fee expense of $2,180,000 and $2,180,000 included in the share-based compensation expense. As of June 30, 2025 and December 31, 2024, there were unrecognized share-based compensation expense related to RSUs issued for consulting services amounted to $181,667 and $2,361,667.

2018 Stock option plan

On August 18, 2018 and further amended on February 10, 2019, the Board of Directors (“Board”) approved an amended the 2018 Stock Option Plan (the “2018 Plan”).  The Plan provides for discretionary grants of stock options to key employees, directors and consultants of the Company. The purpose of the Plan is to attract and retain the best available personnel and to promote the success of the Company’s business. The Board authorized that the maximum aggregate number of ordinary shares reserved and available pursuant to this Plan shall be the aggregate of (i) 216 (post-reverse stock split adjusted to 36) shares, and (ii) on each January 1, starting with January 1, 2019, an additional number of shares equal to the lesser of (A) 2% of the outstanding number of ordinary shares (on a fully-diluted basis) on the immediately preceding December 31, and (B) such lower number of ordinary shares as may be determined by the Committee. The Plan shall become effective on the effective date of the Company’s contemplated initial public offering is completed, which was on April 4, 2019. The grants under the Plan generally have a maximum contractual term of ten years from the date of grant. Stock option awards granted under the plan at the determination of the Board shall be effective and exercisable after the Company’s completion of IPO of its securities. The terms of individual agreements for various grants under the Plan will be determined by the Board (or its Compensation Committee) and might contain both service and performance conditions. The Company believes the options contain an explicit service condition and a performance condition. On July 2, 2020, the Board approved to amend the 2018 Plan to adjust that the maximum aggregate number of ordinary shares reserved and available pursuant to the 2018 Plan shall not at any time exceed 20% of the total number of outstanding Ordinary Shares at the time of issuance, from time to time. Such amendment was approved during shareholders’ annual meeting on July 27, 2020.

On January 20, 2023, the Board approved to register all the shares issuable under the Company’s Amended 2018 Plan in a registration statement on a Form S-8 (File No. 333-269513) representing additional 12,973 (post-reverse stock split adjusted to 2,162) Class A ordinary shares of the Company reserved for issuance under the Amended 2018 Plan, which are in addition to the 4,161 (post-reverse stock split adjusted to 693) Class A ordinary shares s registered on the Prior Registration Statement. Accordingly, the number of ordinary shares of the Company issuable upon the exercise of all outstanding options granted under the Amended 2018 Plan is 17,134 (post-reverse stock split adjusted to 2,855) Class A ordinary shares.

On April 4, 2019, the Board approved to issue 219 (post-reverse stock split adjusted to 36) stock options to its employees under 2018 stock option plan with exercise price of $24,000 (post-reverse stock split adjusted to $144,000) per share. These options generally have vesting periods of 1-3 years and will expire no later than April 3, 2024. On January 29, 2022, the Board cancelled this plan.

On April 4, 2019, the Board approved to issue 62 (post-reverse stock split adjusted to 10) stock options to an external consultant under 2018 stock option plan with an exercise price of $18,000 (post-reverse stock split adjusted to $108,000) per share. These options were fully vested upon grant and will expire no later than April 3, 2029. On February 18, 2021, the consultant excised 12 (post-reverse stock split adjusted to 2) shares options on a cashless basis. On February 6, 2021, the Company issued 5 (post-reverse stock split adjusted to 1) Class A ordinary shares to the consultant.

On May 26, 2021, the Board approved to issue 1,584 (post-reverse stock split adjusted to 264) stock options to its employees under 2018 stock option plan with an exercise price of $5,856 (post-reverse stock split adjusted to $35,136) per share. 836 (post-reverse stock split adjusted to 140) of these stock options were fully vested upon grant; 748 (post-reverse stock split adjusted to 124) of these stock options generally have vesting periods of 1-3 years. The options will expire no later than May 26, 2026. On January 26, 2022, the Board approved to amend the exercise price from $5,856 (post-reverse stock split adjusted to $35,136) to $1,632 (post-reverse stock split adjusted to$9,792) per share, 1,210 (post-reverse stock split adjusted to 202) of these stock options were fully vested upon grant; 374 (post-reverse stock split adjusted to 62) of these stock options was vested in one year after grant. The Company recorded modification expense of $2,139,555. On May 16, 2022, the Board further approved to amend the exercise price from $1,632 (post-reverse stock split adjusted to $9,792) to $1,272 (post-reverse stock split adjusted to $7,632) per share. The Company recorded modification expense of $137,641. On December 20, 2022, the Board further approved to amend the exercise price from $1,272 (post-reverse stock split adjusted to $7,632) to $403.2 (post-reverse stock split adjusted to $2,419.2) per share. The Company recorded modification expense of $206,461.

The fair value of stock options was determined at the date of grant using the Black-Scholes option pricing model. The Black-Scholes option model requires management to make various estimates and assumptions, including expected term, expected volatility, risk-free rate, and dividend yield. The expected term represents the period of time that stock-based compensation awards granted are expected to be outstanding and is estimated based on considerations including the vesting period, contractual term and anticipated employee exercise patterns. Expected volatility is based on the historical volatility of the Company’s stock. The risk-free rate is based on the U.S. Treasury yield curve in relation to the contractual life of stock-based compensation instruments. The dividend yield assumption is based on historical patterns and future expectations for the Company dividends. For the year ended December 31, 2022, assumptions used to estimate the fair value of stock options on the grant dates are as follows:

	Options granted in May 2021	Options Amended in January, 2022	Options Amended in May, 2022	Options Amended in December, 2022
Risk-free interest rate	0.81%	1.66%	0.81%	4.44%
Expected life of the options	5 years	4.33 years	4.03 years	3.43 years
Expected volatility	96.0%	96.0%	96.0%	96.0%
Expected dividend yield	-%	-%	-%	-%
Fair value	$7,232,526	$2,106,163	$1,652,811	$689,971

A summary of activities of the stock options is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$
Outstanding as of December 31, 2023	272	5,524.52	2.49	-
Granted	-	-	-	-
Cancelled	-	-	-	-
Outstanding as of December 31, 2024	272	5,524.52	1.49	-
Granted	-	-	-	-
Cancelled	-	-	-	-
Outstanding as of June 30, 2025	272	5,524.52	0.99	-
Exercisable as of June 30, 2025	272	5,524.52	0.99	-

For the six months ended June 30, 2025 and 2024, total share-based compensation expenses recognized for the share options granted both were $nil. As of June 30, 2025 and December 31, 2024, there was no unrecognized share-based compensation expenses related to the share options granted.

Private placement

On November 24, 2023, the Company entered into purchase agreements with twelve investors. The investors agreed to purchase an aggregate of $40,000,000 of the Company’s Class A ordinary shares at a share price of $6.0 (post-reverse stock split adjusted to $36.0) per share. The Company issued 6,523,157 (post-reverse stock split adjusted to 1,087,192) Class A ordinary shares on November 24, 2023 and recorded the related subscription receivable of $40.0 million as of December 31, 2024 and 2023. In February 2025, the Company entered into a supplemental agreement with these twelve investors to change the aggregate purchase amount to $3,972,600 at a price of $0.609 (post-reverse stock split adjusted to $3.65) per share. The change in the subscription consideration of $36,027,400 was considered as a deemed distribution to the investors. The Company received proceeds of $3,861,203 as of June 30, 2025. Outstanding subscription receivable amounted to $111,397as of June 30, 2025.

On May 19, 2025, the Company entered into purchase agreements with thirteen investors. Pursuant to the purchase agreement, the Company agreed to sell 22,325,600 (post-reverse stock split adjusted to 3,720,933) Class A ordinary shares, at a purchase price of $0.43 (post-reverse stock split adjusted to $2.58) per share. The Company issued 22,325,600 (post-reverse stock split adjusted to 3,720,933) Class A ordinary shares to these investors on June 5, 2025 and received proceeds of $5.0 million as of June 30, 2025. Outstanding subscription receivable amounted to $4.6 million as of June 30, 2025.

Shares issued for reserve

As of June 30, 2025, the Company issued 1,339 (post-reverse stock split adjusted to 223) Class A ordinary shares held in an escrow account as reserve solely for potential stock options. As of June 30, 2025, no shares were transferred to the holders.

Shares issued for long-term investments

On March 24, 2023, the Company entered into an equity transfer agreement with a shareholder of DTI which the Company agrees to prepaid 34,911 (post-reverse stock split adjusted to 5,818) Class A ordinary shares to purchase 32% equity of DTI. In connection with the failure to acquire DTL, these 34,911 (post-reverse stock split adjusted to 5,818) Class A ordinary shares were cancelled on January 29, 2025.

Warrants

During the year ended December 31, 2021, the Company completed in aggregate of $6.0 million convertible notes with YA and issued 136 (post-reverse stock split adjusted to 22) warrants to YA. The warrants carry a term of five years and shall be exercisable at $17,520 (post-reverse stock split adjusted to $105,120) per share. Management determined that these warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in shareholders’ equity.

Statutory reserve

Under PRC law, the Company’s subsidiary located in the PRC (collectively referred as the (“PRC entities”) are required to provide for certain statutory reserves. The PRC entities are required to allocate at least 10% of their after-tax profits on an individual company basis as determined under PRC accounting standards to the statutory reserve and has the right to discontinue allocations to the statutory reserve if such reserve has reached 50% of registered capital on an individual company basis.

The Company’s subsidiaries in PRC had accumulated deficits as of June 30, 2025 and December 31, 2024, as a result, the statutory reserve balances were $nil as of June 30, 2025 and December 31, 2024.